LEASES (Details - Finance lease maturity) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 33
2025	33
2026	33
2027	33
2028	16
Total	148
Imputed interest	(18)
Present value of lease liabilities	$ 130	$ 0